UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2009

Date of reporting period:	9/30/2009

Item 1.	Schedule of Investments

VCA-11

Schedule of Investments as of September 30, 2009 (Unaudited)

	Principal Amount (ooo)	Value
Short Term Investments - 100.2%

Certificates of Deposit - 27.2%
Bank of America, NA
0.35%, 1/28/2010	$2,000	$2,000,000
Barclays Bank PLC NY
2.00%, 10/9/2009	1,000	1,000,000
0.492%, 3/17/2010(a)	1,000	1,000,000
BNP Paribas
0.32%, 10/15/2009	1,000	1,000,000
0.71%, 3/18/2010	1,000	1,000,000
Royal Bank of Scotland PLC (The)
0.36%, 11/30/2009	1,000	1,000,000
0.34%, 12/1/2009	1,500	1,500,000
State Street Bank & Trust Co.
0.21%, 11/12/2009	2,000	2,000,000
Toronto-Dominion Bank (The)
0.50%, 11/18/2009	1,500	1,500,299
UBS AG
0.66%, 1/29/2010	2,000	2,000,000

		14,000,299

Commercial Paper(a) - 53.4%
BPCE SA, 144A
0.42%, 11/24/2009	2,000	1,998,740
Electricite De France, 144A
0.20%, 10/8/2009	2,560	2,559,900
GDF Suez, 144A
0.20%, 10/16/2009	2,000	1,999,833
JP Morgan Chase Funding, Inc., 144A
0.28%, 11/13/2009	2,000	1,999,331
New York Life Capital Corp., 144A
0.23%, 10/7/2009	1,000	999,962
0.28%, 10/20/2009	1,000	999,852
RaboBank USA Financial Corp.
0.31%, 2/18/2010	2,500	2,496,986
SanPaolo IMI US Financial Co.
0.22%, 10/19/2009	2,000	1,999,780
Societe Generale North America, Inc.
0.26%, 10/23/2009	2,573	2,572,591
Straight-A Funding LLC, 144A
0.27%, 11/9/2009	1,000	999,708
0.27%, 11/12/2009	1,000	999,685
0.23%, 12/11/2009	409	408,815
SwedBank AB, 144A (Guaranteed by the Kingdom of Sweden)
0.85%, 2/11/2010	1,500	1,495,290
0.82%, 2/17/2010	1,000	996,834
Toyota Motor Credit
0.22%, 10/27/2009	1,000	999,841
Unicredit Delaware, Inc., 144A
0.39%, 10/13/2009	2,000	1,999,740
US Bancorp
0.21%, 12/21/2009	2,000	1,999,055

		27,525,943

Other Corporate Obligations - 3.9%
Bank of America NA Gtd.(b)(c)
0.546%, 7/29/2010	1,000	1,000,000
Citigroup Funding Inc.,MTN(b)(c)
0.591%, 7/30/2010	1,000	1,000,000

		2,000,000

US Government Agency - 15.7%
Fannie Mae
0.40%, 7/13/2010(b)	2,000	1,998,947
Federal Home Loan Bank
0.20%, 11/13/2009(a)	2,090	2,089,501
0.196%, 1/19/2010(b)	2,000	1,998,796
Freddie Mac
0.387%, 8/24/2010(b)	1,000	999,826
0.256%, 9/24/2010(b)	1,000	999,804

		8,086,874

Total Investments - 100.2% (Cost: $51,613,116)		$51,613,116

OTHER LIABILITIES IN EXCESS OF ASSETS - (0.2)%		(105,087)

NET ASSETS - 100%		$51,508,029

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN    Medium Term Note

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.
(b)	Indicates a variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect as of September 30, 2009.
(c)	FDIC-Guarantee issued under temporary liquidity guarantee program.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Account’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Certificates of Deposit	$—	$14,000,299	$—
Commercial Paper	—	27,525,943	—
Other Corporate Obligations	—	2,000,000	—
U.S. Government Agencies	—	8,086,874	—

	—	51,613,116	—
Other Financial Instruments*	—	—	—

Total	$—	$51,613,116	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Portfolio securities of VCA-11 are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-11

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 23, 2009

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 23, 2009

*	Print the name and title of each signing officer under his or her signature.